Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Nov. 15, 2011	Nov. 14, 2011
Defined Benefit Plan Basis Used To Determine Overall Expected Long Term Rate Of Returns On Assets Assumption Historical			8.00%
Pension Plans, Defined Benefit
Defined Benefit Plan Basis Used To Determine Overall Expected Long Term Rate Of Returns On Assets Assumption Historical			8.00%				7.25%	7.75%
Service cost	$ 62		$ 69		$ 64
Interest cost	128		129		120
Expected return on plan assets	(188)		(183)		(149)
Amortization of prior service cost	(16)		(11)		(11)
Recognized net actuarial loss	39		62		112
Curtailment gain	(88)		0		0
Other	0		0		5
Net periodic benefit cost	(63)		66		141
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.59%	[1],[2]	6.32%	[3]	6.58%	[1]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.72%	[4]	8.00%		8.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.00%		4.00%
Pension Plans, Defined Benefit | Lower Limit
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase					4.00%
Pension Plans, Defined Benefit | Upper Limit
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase					5.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Basis Used To Determine Overall Expected Long Term Rate Of Returns On Assets Assumption Historical	6.75%
Service cost	0		0		0
Interest cost	9		10		12
Expected return on plan assets	(7)		(7)		(7)
Amortization of prior service cost	0		(1)		(2)
Recognized net actuarial loss	1		1		19
Curtailment gain	0		0		0
Other	0		0		0
Net periodic benefit cost	$ 3		$ 3		$ 22
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.10%	[1]	5.70%	[1]	5.95%	[1]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	4.39%	[3]	4.39%	[3]	5.30%	[3]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase

[1]	Interim remeasurement was required on April 30, 2009 for the SunTrust Pension Plan due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on the economic environment on that date.
[2]	Interim remeasurement was required on November 14, 2011 due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on economic conditions on that date.
[3]	The weighted average shown for the Other Postretirement Benefit plan is determined on an after-tax basis.
[4]	As part of the interim remeasurement on November 14, 2011, the expected return on plan assets was reduced from 7.75% to 7.25% for the SunTrust Pension Plan and the NCF Retirement Plan.